Accrued Separation Costs (Details Narrative) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 09, 2016
Accrued compensation expenses				$ 118,635
Accrued separation costs, outstanding	$ 97,135
Accrued separation costs, current	$ 9,000	$ 9,000
Separation Agreement [Member]
Accrued compensation expenses				$ 118,635